Other financial assets (Tables)	12 Months Ended
Dec. 31, 2025
Other financial assets
Schedule of other financial assets

	2025	2024
Assets measured at fair value
Assets measured at fair value through profit or loss
Investment portfolio – local currency (1)	853	32
Investment portfolio – foreign currency	589	693
Investments in equity securities and trust funds (2)	552	331
Hedging instruments (3)	245	66
Assets measured at fair value through other comprehensive income
Equity investments and others (4)	1,041	1,036
Investment portfolio – local currency (5)	—	2,677
	3,280	4,835
Assets measured at amortized cost	16	405
	3,296	5,240

Current	1,838	851
Non–current	1,458	4,389
	3,296	5,240
(1)	It corresponds to National Government TES securities to meet liquidity needs at Ecopetrol S.A.
(2)	They include deposits in trusts companies and restricted funds in Brazil, Peru, Chile, and Colombia. See note 9.1.
(3)	Includes mainly forward contracts for $127 to hedge exchange rate risk and put options for $92 to hedge cash flows in Ecopetrol S.A.
(4)

It corresponds mainly to 75,000 redeemable Series B non-voting preferred shares (the “Series B Preferred Shares”) of McDermott that were issued in favor of Refinería de Cartagena S.A.S. (see note 23). The variation between 2025 and 2024 corresponds to the effect of changes in fair value.

(5)

It corresponds to Colombian National Government TES bonds, whose business model of the Ecopetrol Group generates recognition of their valuation at fair value with changes in other comprehensive income. The variation corresponds to the sale of bonds, in accordance with the Group’s liquidity needs.

Schedule of maturities of other financial assets

	2025	2024
Up to 1 year	1,832	852
1 – 2 years	315	1,001
2 – 5 years	—	1,178
> 5 years	112	1,173
Without maturity (1)	1,037	1,036
	3,296	5,240
(1)	It corresponds to participating securities without contractual maturity.

Schedule of other financial assets recognized at fair value

	Level 1		Level 2 (1)		Level 3 (2)		Total
	2025	2024	2025	2024	2025	2024	2025	2024
Investment portfolio	206	3,052	1,194	352	—	—	1,400	3,404
Investments in equity securities and trust funds	—	—	552	331	—	—	552	331
Hedging instruments	—	—	245	66	—	—	245	66
Equity investments	—	—	—	—	1,083	1,034	1,083	1,034
	206	3,052	1,991	749	1,083	1,034	3,280	4,835
(1)	The valuation techniques and inputs used in the fair value measurement of level 2 instruments are the following: for investment portfolio, the valuation techniques consist in income approach (discounted cash flows) using the cash flows of the instruments, yield curves and credit spreads based on credit ratings. For investment in equity securities and trust funds the valuation techniques consist in a market approach based on net assets value (NAV). For hedging instruments, the valuation technique consists in income approach (discounted cash flows) using forward and yield curves.
(2)	Mainly corresponds to the McDermott Series B preferred shares held by Refinería de Cartagena S.A.S., resulting from an arbitration award with CB&I in 2024. These equity investments, recognized as part of other financial assets, were recorded as an equity instrument recognized at fair value at hierarchy level 3, are not publicly traded, and Refinería de Cartagena S.A.S. has a minority stake. All changes in the valuation of these shares will be recognized in other comprehensive income.

Schedule of movement of equity investments in level 3

The following is the movement of equity investments in level 3 for the years ended December 31, 2025, and 2024:

	2025	2024
Opening balance	1,034	—
Additions	—	1,034
Changes in fair value through other comprehensive income (OCI)	156	—
Currency translation through other comprehensive income (OCI)	(107)	—
Closing balance	1,083	1,034

Other financial assets
Other financial assets
Schedule of other financial assets measured at fair value through profit or loss

	2025	2024
A-1	764	—
AAA	597	14
BB	67	—
F1+	4	4
F1	1	173
BB+	—	3,061
A	—	—
AA+	—	253
P-1	—	136
B	—	101
F2	—	67
Not available rating (1)	1,863	1,431
	3,296	5,240

(1)	It corresponds mainly to the recognition of McDermott’s shares in Refinería de Cartagena S.A.S. (see note 23.4)